CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 11,222	$ 14,396
Other financial assets	28,324	26,899
Accounts receivable and other	28,512	27,378
Inventory	11,412	12,843
Assets classified as held for sale	2,489	2,830
Equity accounted investments	59,124	47,094
Investment properties	124,152	115,100
Property, plant and equipment	147,617	124,268
Intangible assets	38,994	38,411
Goodwill	34,911	28,662
Deferred income tax assets	3,338	3,403
Total assets	490,095	441,284
Liabilities and Equity
Corporate Borrowings	12,160	11,390
Accounts payable and other	58,893	57,065
Liabilities associated with assets classified as held for sale	118	876
Non-recourse borrowings of managed entities	221,550	202,684
Deferred income tax liabilities	24,987	23,190
Subsidiary equity obligations	4,145	4,188
Equity [abstract]
Equity	168,242	141,891
Total liabilities and equity	$ 490,095	441,284
Document Fiscal Year Focus	2023
Non-controlling interests
Equity [abstract]
Equity	$ 122,465	98,138
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,103	4,145
Preferred shares | Non-controlling interests
Equity [abstract]
Equity	5,147	5,147
Common shares | Non-controlling interests
Equity [abstract]
Equity	117,318	92,991
Common shares | Common equity
Equity [abstract]
Equity	$ 41,674	$ 39,608